New Standards, Amendments and Interpretations Adopted by the Company	12 Months Ended
Dec. 31, 2023
New Standards, Amendments and Interpretations Adopted by the Company [Abstract]
New standards, amendments and interpretations adopted by the Company

4. New standards, amendments and interpretations adopted by the Company

In 2023, the following revised standards have been adopted:

IFRS 17	Insurance contracts

IAS 1	Amendments to IAS 1 and IFRS practice Statement 2, Disclosure of Accounting Policies

IAS 8	Amendments to IAS 8, Definition of Accounting Estimates

IAS 12	Amendments to IAS 12, Deferred tax related to Assets and Liabilities arising from a Single Transaction

IAS 12	Amendment to IAS 12, International Tax Reform – Pillar Two Model Rules

Adoption has not had a material impact on the amounts reported in these financial statements but may impact the accounting for future transactions and arrangements.

A number of new standards, amendments to standards and interpretations are effective for annual periods beginning after January 1, 2024, and have not been applied in preparing these consolidated financial statements.

				Planned
				application
			Effective	by the
Standard/Interpretation		Impact	date	Company
New standards, interpretations or amendments
IFRS 16	Amendments to IFRS 16, Liability in a Sale and Leaseback	1)	January 1,	FY 2024
			2024

IAS 1	Amendments to IAS 1, Classification of Liabilities as Current or Non-current	1)	January 1,	FY 2024
			2024

IAS 1	Amendments to IAS 1, Non-current liabilities with covenants	1)	January 1,	FY 2024
			2024

IAS 7	Amendments to IAS 7, Supplier finance agreements	1)	January 1,	FY 2024
			2024

IAS 21	Amendments to IAS 21, Lack of Exchangeability	1)	January 1,	FY 2025
			2025

1)	No material impact on the Company is expected from these standards and amendments issued but not effective.